BALANCE SHEETS [Parenthetical] - MG Cleaners Llc [Member] - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for Doubtful Accounts Receivable, Current	$ 10,695	$ 21,134	$ 292
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 341,133	$ 302,931	$ 226,366